OPERATING LEASES - Maturities of lease liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASES
Within 1 year		¥ 8,271,447
After 1 year but within 2 years		5,130,512
After 2 years but within 3 years		2,197,223
After 3 years but within 4 years		555,785
Total undiscounted lease payment		16,154,967
less: Imputed interest		(842,191)
Present value of lease liabilities		¥ 15,312,776	¥ 21,611,046
Rental expenses	¥ 14,034,591